Additional disclosure requirements - Condensed Balance Sheets (Details) - EUR (€) € in Millions	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022	Dec. 31, 2021
Assets
Cash and due from banks	€ 186,134		€ 191,065
Trading account assets	183,834	€ 156,118
Premises and equipment, net	33,118	33,044
Other assets	9,193	10,082
TOTAL ASSETS	1,780,493	1,734,659
Liabilities
Other liabilities	14,859	14,609
TOTAL LIABILITIES	1,678,449	1,637,074
Stockholders' equity
Capital stock	8,092	8,397
TOTAL EQUITY	102,044	97,585	€ 97,462	€ 97,053
TOTAL LIABILITIES AND EQUITY	1,780,493	1,734,659
Banco Santander S.A. | Reportable legal entities
Assets
Cash and due from banks	158,281	177,920
Trading account assets	104,836	92,128
Investment securities	58,000	47,560
Net Loans and leases	302,561	314,905
Investment in affiliated companies	96,997	94,213
Premises and equipment, net	6,466	6,513
Other assets	14,663	16,787
TOTAL ASSETS	741,804	750,026
Liabilities
Deposits	378,537	418,841
Short-term debt	93,116	54,255
Long-term debt	104,059	114,447
Total debt	197,175	168,702
Other liabilities	94,986	92,437
TOTAL LIABILITIES	670,698	679,980
Stockholders' equity
Capital stock	8,092	8,397
Retained earnings and other reserves	63,014	61,649
TOTAL EQUITY	71,106	70,046
TOTAL LIABILITIES AND EQUITY	741,804	750,026
Bank subsidiaries | Banco Santander S.A. | Reportable legal entities
Assets
Cash and due from banks	7,510	14,548
Investment securities	16,248	14,287
Investment in affiliated companies	73,360	70,698
Liabilities
Deposits	8,514	16,619
Total debt	88	0
Non-bank subsidiaries | Banco Santander S.A. | Reportable legal entities
Assets
Investment securities	1,171	1,327
Net Loans and leases	23,473	25,312
Investment in affiliated companies	23,637	23,515
Liabilities
Deposits	12,995	15,106
Total debt	€ 2,147	€ 1,638